UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Money Market
Fund, Inc. (f/k/a Prudential Institutional
Liquidity Portfolio, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments

as of December 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 33.4%
	Bank of America NA
$ 25,000	0.350%, 1/28/10	$25,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
10,000	0.250%, 1/28/10	10,000,000
	BNP Paribas ASA/New York
10,000	0.240%, 1/15/10	10,000,000
	Chase Bank USA, NA
25,000	0.190%, 2/10/10	25,000,000
	Royal Bank of Scotland
29,000	0.833%, 1/19/10(a)	29,000,000
	State Street Bank & Trust Co.
30,000	0.210%, 2/12/10	30,000,000
	Sumitomo Mitsui Banking Corp./New York
35,000	0.260%, 2/1/10	35,000,000
	UBS AG
40,000	0.660%, 1/29/10	40,000,000

		204,000,000

COMMERCIAL PAPER 41.2%
	BPCE SA, 144A
10,000	0.270%, 2/16/10(b)	9,996,550
20,000	0.270%, 3/1/10(b)	19,991,150
	E.ON AG, 144A
7,000	0.250%, 1/12/10(b)	6,999,465
11,000	0.260%, 1/19/10(b)	10,998,575
	Electricite de France, 144A
	(original cost $9,995,000; purchased 12/04/09)(d)
10,000	0.200%, 3/4/10(b)	9,996,556
	ENI Finance USA, Inc., 144A
11,000	0.180%, 1/27/10(b)	10,998,570
	Intesa Funding LLC
15,000	0.220%, 2/4/10(b)	14,996,883
	Old Line Funding LLC, 144A
2,986	0.180%, 2/17/10(b)	2,985,298
10,000	0.190%, 2/8/10(b)	9,997,995
4,147	0.190%, 2/9/10(b)	4,146,146
	Prudential PLC, 144A
11,000	0.250%, 2/1/10(b)	10,997,632
	Straight-A Funding LLC, 144A
4,000	0.170%, 2/18/10(b)	3,999,093
16,000	0.200%, 2/8/10(b)	15,996,622
10,000	0.200%, 2/10/10(b)	9,997,778
3,355	0.200%, 2/16/10(b)	3,354,143
	Swedbank AB, Gtd. By Kingdom of Sweden, 144A
15,000	0.830%, 2/17/10(b)	14,983,942
5,000	0.860%, 2/11/10(b)	4,995,160
16,000	0.900%, 2/10/10(b)	15,984,178

	Total Capital Canada Ltd., 144A
12,000	0.190%, 2/10/10(b)	11,997,467
6,000	0.190%, 2/25/10(b)	5,998,258
7,000	0.200%, 1/14/10(b)	6,999,494
	Toyota Motor Credit Corp.
20,000	0.170%, 1/13/10(b)	19,998,867
	U.S. Bancorp
15,000	0.170%, 3/22/10(b)	14,994,333
	U.S. Bank National Association
10,000	0.150%, 1/14/10(b)	9,999,458

		251,403,613

OTHER CORPORATE OBLIGATIONS 7.0%
	Bank of America NA
20,000	0.331%, 1/29/10(a)(f)	20,000,000
	Citigroup Funding, Inc., MTN
23,000	0.381%, 1/29/10(a)(f)	23,000,000

		43,000,000

U.S. GOVERNMENT & AGENCY OBLIGATION 4.1%
	Federal National Mortgage Association
25,000	0.174%, 1/13/10(a)	24,991,087

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 14.3%
87,512,750	Dryden Core Investment Fund - Taxable Money Market Series (cost $87,512,750)(c)	87,512,750

	Total Investments 100.0% (amortized cost $610,907,450)(e)	610,907,450
	Other assets in excess of liabilities	28,476

	Net Assets 100.0%	$610,935,926

The following abbreviations are used in the Schedule of Investment:

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at December 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(d)	Indicates a restricted security; the aggregate original cost of such security is $9,995,000. The aggregate value of $9,996,556 is approximately 1.6% of net assets.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(f)	FDIC Guaranteed issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$204,000,000	$—
Commercial Paper	—	251,403,613	—
Other Corporate Obligations	—	43,000,000	—
U.S. Government & Agency Obligation	—	24,991,087	—
Affiliated Money Market Mutual Fund	87,512,750	—	—

	87,512,750	523,394,700	—
Other Financial Instruments*	—	—	—

Total	$87,512,750	$523,394,700	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and December 31, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Money Market Fund, Inc. (f/k/a Prudential Institutional Liquidity Portfolio, Inc.)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.